Subsequent Events - Additional Information (Details) - USD ($) $ in Millions	Feb. 19, 2020	Oct. 01, 2019
Subsequent Event [Line Items]
Restructuring charge		$ 0.9
Subsequent Event | Employee Severance
Subsequent Event [Line Items]
Restructuring charge	$ 3.0
Tocagen Inc. | Subsequent Event
Subsequent Event [Line Items]
Business merger percentage	25.50%
Forte Biosciences, Inc. | Tocagen Inc. | Subsequent Event
Subsequent Event [Line Items]
Business merger percentage	74.50%